Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of future minimum payments under these non-cancelable agreements with initial terms of one year or more	Future minimum payments under these
non-cancelable
agreements with initial terms of one year or more consist of the following:

As of December 31, 2022
(RMB in millions)
2023	824
2024	784
2025	357
2026	330
2027	328
2028 and thereafter	1,708

4,331